Financial Instruments - Summary of Maturity Analysis for Non-derivative and Derivative Financial Liabilities (Details) - Liquidity risk - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [line items]
Percentage of outstanding consolidated total indebtedness at the level of its sub-holding companies	55.00%	46.50%
Notes and bonds	$ 126,481
Loans from Banks	10,343
Derivative financial liabilities	(4,952)
2025
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [line items]
Notes and bonds	0
Loans from Banks	8,452
Derivative financial liabilities	(307)
2026
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [line items]
Notes and bonds	1,728
Loans from Banks	155
Derivative financial liabilities	45
2027
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [line items]
Notes and bonds	11,989
Loans from Banks	93
Derivative financial liabilities	(919)
2028
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [line items]
Notes and bonds	9,321
Loans from Banks	796
Derivative financial liabilities	(1,382)
Five to ten years
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [line items]
Notes and bonds	15,433
Loans from Banks	567
Derivative financial liabilities	89
2029 and Thereafter
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [line items]
Notes and bonds	88,010
Loans from Banks	280
Derivative financial liabilities	$ (2,478)